Pensions and other post-retirement benefits - Change in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	£ (953)	£ (218)	£ (263)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(38)	(23)	(22)
Employer contributions	274	327	419
Exchange adjustments	186	(97)	(101)
Reclassification to held for sale (note 10)	49	0	0
Closing net defined benefit asset/(liability)	715	(953)	(218)
Actual return on plan assets	3,167	(512)	1,239
Expected contributions to plans in the following year	212	269	307
Pensions | UK
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	1,520	1,231	1,104
Changes in net defined benefit liability (asset) [abstract]
Interest income	38	31	31
Employer contributions	138	156	174
Exchange adjustments	0	0	0
Reclassification to held for sale (note 10)	0	0	0
Closing net defined benefit asset/(liability)	1,035	1,520	1,231
Actual return on plan assets	915	(542)	846
Expected contributions to plans in the following year	93	137	148
Pensions | US
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	(1,113)	(509)	(552)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(35)	(21)	(21)
Employer contributions	110	153	231
Exchange adjustments	83	(42)	(42)
Reclassification to held for sale (note 10)	27	0	0
Closing net defined benefit asset/(liability)	(22)	(1,113)	(509)
Actual return on plan assets	1,359	233	318
Expected contributions to plans in the following year	113	125	150
Other post-retirement benefits | US
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	(1,360)	(940)	(815)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(41)	(33)	(32)
Employer contributions	26	18	14
Exchange adjustments	103	(55)	(59)
Reclassification to held for sale (note 10)	22	0	0
Closing net defined benefit asset/(liability)	(298)	(1,360)	(940)
Actual return on plan assets	893	(203)	75
Expected contributions to plans in the following year	6	7	9
NG UKPS | Pensions
Changes in net defined benefit liability (asset) [abstract]
Actuarial loss arising from buy-in arrangement	(100)	(700)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	23,748	24,793	23,858
Changes in net defined benefit liability (asset) [abstract]
Interest income	613	728	749
Return on plan assets in excess of/ (less than) interest	2,554	(1,240)	490
Administration costs	(18)	(16)	(14)
Employer contributions	274	327	419
Employee contributions	1	1	1
Benefits paid	(1,244)	(1,279)	(1,377)
Exchange adjustments	(980)	434	667
Reclassification to held for sale (note 10)	(560)	0	0
Closing net defined benefit asset/(liability)	24,388	23,748	24,793
Plan assets | Pensions | UK
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	14,364	15,507	15,330
Changes in net defined benefit liability (asset) [abstract]
Interest income	334	366	389
Return on plan assets in excess of/ (less than) interest	581	(908)	457
Administration costs	(9)	(9)	(6)
Employer contributions	138	156	174
Employee contributions	1	1	1
Benefits paid	(729)	(749)	(838)
Exchange adjustments	0	0	0
Reclassification to held for sale (note 10)	0	0	0
Closing net defined benefit asset/(liability)	14,680	14,364	15,507
Plan assets | Pensions | US
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	6,972	6,646	6,030
Changes in net defined benefit liability (asset) [abstract]
Interest income	208	259	256
Return on plan assets in excess of/ (less than) interest	1,151	(26)	62
Administration costs	(7)	(6)	(7)
Employer contributions	110	153	231
Employee contributions	0	0	0
Benefits paid	(371)	(374)	(398)
Exchange adjustments	(721)	320	472
Reclassification to held for sale (note 10)	(433)	0	0
Closing net defined benefit asset/(liability)	6,909	6,972	6,646
Plan assets | Other post-retirement benefits | US
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	2,412	2,640	2,498
Changes in net defined benefit liability (asset) [abstract]
Interest income	71	103	104
Return on plan assets in excess of/ (less than) interest	822	(306)	(29)
Administration costs	(2)	(1)	(1)
Employer contributions	26	18	14
Employee contributions	0	0	0
Benefits paid	(144)	(156)	(141)
Exchange adjustments	(259)	114	195
Reclassification to held for sale (note 10)	(127)	0	0
Closing net defined benefit asset/(liability)	£ 2,799	£ 2,412	£ 2,640